Impairment of Non-Current Assetes	12 Months Ended
Dec. 31, 2020
Impairment and Reversal of Impairment and Goodwill [Abstract]
Impairment of Non-Current Assetes
13. IMPAIRMENT OF NON-CURRENT ASSETS

Non-current assets are tested for impairment, or reversal of previous impairment charges, when events or changes in circumstance indicate that the carrying amount may not be recoverable, or previous impairment charges against assets are recoverable. The Company performs an impairment test for goodwill at each financial year end and when events or changes in circumstances indicate that the related carrying value may not be recoverable. The Company considers its internal discounted cash flow economic models as a proxy for the calculation of FVLCTS, given a willing market participant would use such models in establishing a value for the properties. The Company considers impairment, or if previous impairment charges should be reversed, at the CGU level. The Company’s CGUs are its mine sites, represented by its principal producing mining properties and significant development projects. The CGU carrying amount for purposes of this test includes the carrying value of the mineral properties plant and equipment and goodwill less deferred tax liabilities and closure and decommissioning liabilities related to each CGU.
The Company’s key assumptions for determining the recoverable amounts of its various CGUs, for the purpose of testing for impairment or impairment reversals, include the most current operating and capital costs information and risk adjusted project specific discount rates. The Company uses an average of analysts’ consensus prices for the first four years of its economic modeling, and long-term reserve prices for the remainder of each asset’s life. The prices used can be found in the key assumptions and sensitivity section below.
Impairment and Reversals
Based on the Company’s assessment with respect to possible indicators of either impairment or reversal of previous impairments to its mineral properties, including the impact of COVID-19 on our operations and the prevailing market metals prices, the Company concluded that as of December 31, 2020 no impairment or impairment reversal indicators were identified.
As of December 31, 2019, there were indicators of impairment at Manantial Espejo which required the Company to record impairment charges of $40.1 million.
2019 Impairment - Manantial Espejo
A recent increase in Argentina export taxes, announced in January 2020, combined with the delayed commencement of production from the COSE and Joaquin deposits, and the deteriorated Argentina economy led management to conclude that there was an indication of impairment to its Argentine operating assets, namely the Manantial Espejo mine, and the COSE and Joaquin projects. As at December 31, 2019, the Company determined that the combined CGU carrying amount of the Manantial Espejo mine and the Joaquin and COSE development projects, including mineral properties, plant and equipment, and stockpile inventories, net of associated closure and decommissioning liabilities of $63.6 million was higher than the combined estimated recoverable amount of $23.5 million when using a 9.75% risk adjusted discount rate. Based on this assessment, the Company recorded an impairment charge related to the Manantial Espejo mineral property, and the COSE and Joaquin projects, of $40.1 million ($40.1 million, net of tax).
Key assumptions and sensitivity
The metal prices used to calculate the recoverable amounts at December 31, 2019 are based on analyst consensus prices and the Company’s long term reserve prices, and are summarized in the following table.
Metal prices used at December 31, 2019:

Metal Prices	2020-2023 average
Silver price - $/oz.	$17.94
Gold price - $/oz.	$1,474
 In 2019, the discount rates used to present value the Company’s life of mine cash flows were derived from the Company’s weighted average cost of capital, which was calculated as 3.7%, with rates applied to the various mines and projects ranging from 4.0% to 12.3%, depending on the Company’s assessment of country risk, project risk, and other potential risks specific to each CGU.
The key assumptions in determining the recoverable value of the Company’s mineral properties are individual metal prices, operating and capital costs, foreign exchange rates and discount rates. At December 31, 2019, the Company performed a sensitivity analysis on all key assumptions that assumed a 10% adverse change to each individual assumption while holding the other assumptions constant.
At December 31, 2019, an adverse 10% movement in any of the major assumptions in isolation did not cause the recoverable amount to be below the CGU carrying value for any of Shahuindo, La Arena, Timmins, La Colorada, San Vicente, Huaron, or Morococha mines.  For the Dolores mine, Manantial Espejo mine and Navidad project, which previously had their carrying values adjusted to FVLCTS through impairment charges, a 10% adverse change in any one key assumption would reduce the recoverable amount below the carrying amount.